DEBT AND EQUITY FINANCING	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 3 — DEBT AND EQUITY FINANCING

Credit Facility

In June 2015, the Company secured an accounts receivable financing facility with Bay View Funding. The contract provides for maximum funding of $4 million and a factoring fee of 1.35% for the first 30 days and .45% for each 10-day period thereafter that the financed receivable remains outstanding. Upon the execution of this contract, the balance owed under a prior credit facility was repaid and that contract was terminated. The total amount outstanding under this facility as of December 31, 2015 and September 30, 2016 was $215,000 and $0, respectively. There are no financial or similar covenants associated with this facility.

Debt to Equity Exchange Offer

In December 2014, the Company extended an offer to its convertible Note holders for the exchange of convertible Notes, accrued interest and common stock purchase warrants into common stock. In the offer, the conversion rate on the principal amount of the Notes was reduced from $22.27 per share to $14.85 per share, with accrued interest being cancelled. Furthermore, in exchange for the cancellation of all warrants, the Note holders received .07 shares of common stock for every .13 shares that would have been issued upon exercise of the warrants.

As further inducement to the offer for the new shares issued in connection with the exchange offer, the Company’s principal shareholder agreed to put back to the Company an equal number of shares owned by him (to a maximum of 336,682 shares) and have such shares cancelled.

Through December 31, 2014, a total of $3,428,000 in convertible Notes had been converted to equity pursuant to the exchange offer. As a result of the foregoing exchange, $5,870,000 was credited to additional paid-in capital, which is the net amount of the principal of the Notes, unpaid accrued interest, unamortized debt discount, and the debt conversion expense. For the year ended December 31, 2015, the Company continued its private offering of convertible Notes concurrent with a related offer to exchange the notes for shares of common stock on the terms indicated above. During the nine-month period ended September 30, 2015, gross proceeds of $1,645,000 were raised in the offering from the issuance of convertible Notes payable. In March 2015, these Notes were converted to common stock pursuant to the exchange offer, resulting in an inducement charge of $898,000. As a result of these transactions, an additional 158,265 common shares were issued during the period. As of December 31, 2015 and September 30, 2016, a total of $38,000 in principal of convertible Notes payable remain outstanding. These Notes matured in the second quarter of 2015 and remain outstanding as of September 30, 2016.

Promissory notes

From October 2015 through March 7, 2016, the Company issued promissory notes; the notes are due and payable at the earlier of one year from the date of issuance or the closing date of the Company’s initial public offering, bear an interest rate of 15% that is accrued upon issuance, irrespective of whether the promissory note is outstanding for part or full term until maturity, and have a loan origination fee of $.225 for each dollar loaned. The loan origination fee associated with the notes as of September 30, 2016 was $756,000 and was recorded as accrued interest and debt discount to the notes payable and is being amortized over the life of the notes. Debt discount amortized as interest expense in the three and nine months ended September 30, 2016 was approximately $25,000 and $389,000, respectively. All principal, fees and interest were payable on the due date. In July 2016, the Company completed the Offering whereby 90% of the outstanding promissory notes totaling $3,024,000 were converted to 672,000 shares of common stock and 672,000 warrants at the offering price of $4.50 per share. The 15% accrued interest and the 22.5% origination fee were waived as part of the conversion. The remaining, unconverted $336,000 of promissory notes were paid out of the proceeds of the Offering along with the accrued interest and origination fee attributable to those notes. As of December 31, 2015, a total of $3.0 million in principal of these notes payable was outstanding and no balance is due as of September 30, 2016.

Due to Monster, Inc.

In addition to the issuance of shares of common stock and common stock purchase warrants (see Note 5), the Company has agreed to pay Monster, Inc. $500,000 as consideration for use of the name Monster Digital, Inc. pursuant to Amendment No. 3 to the Trademark License Agreement between the Company and Monster, Inc. Of this total balance, the Company agreed to pay $125,000 in December 2015 and the balance from the proceeds of the planned Offering. The Company paid $50,000 of the $125,000 in December 2015, $75,000 in January 2016 and the full remaining balance due in September 2016.

Notes payable consists of the following (in thousands):

	December 31,	September 30,
	2015	2016
Note payable, convertible debt	$38	$38
Due to Monster, Inc.	450	—
Interest and loan origination fee accrued related to promissory notes payable and accrued at issuance	1,108	—
Promissory notes payable, 2015 bridge loans, net of debt discount of $563 and $0, respectively, and net of debt issuance cost of $483 and $0, respectively	1,909	—
Total	$3,505	$38

NOTE 3 — DEBT FINANCING

Credit Facility

In November 2013, the Company entered into a 12 month, $2 million accounts receivable based credit facility with Marquette Commercial Finance. In September 2014, the available credit was increased to $8 million. The facility provided for a maximum advance rate of 80% against eligible receivables. The credit facility carried a per-annum interest rate of a base rate plus 3.5% (subject to a minimum of 6.75%), with the base rate being the greater of the prime lending rate or LIBOR plus 2.0%. In addition, there were fees for managing the facility. At December 31, 2014, the total amount outstanding under the credit facility was $5,006,000. Outstanding borrowings under the facility were collateralized by substantially all assets of the Company.

In March 2015, Marquette Commercial Finance notified the Company of its intent to terminate the contract and that it would continue to finance sales transactions with specific customers until such time that the Company is able to establish a credit facility with a different finance company.

In June 2015, the Company secured an accounts receivable financing facility with Bay View Funding. The new contract provides for maximum funding of $4 million and a factoring fee of 1.35% for the first 30 days and .45% for each 10-day period thereafter that the financed receivable remains outstanding. Upon the execution of this contract, the balance owed to Marquette was repaid and that contract was terminated. The total amount outstanding under this Facility as of December 31, 2015 was $215,000. There are no financial or similar covenants associated with this facility.

Purchase Order Purchase Agreement

In April 2014, the Company entered into a purchase order purchase agreement with Brookridge Funding (“Brookridge”). Under the agreement, the Company could present and assign to Brookridge customer purchase orders. Upon acceptance, Brookridge received right, title and interest in the purchase order and all funds that could come due as a result of the purchase order. Brookridge purchased accepted purchase orders at a price not in excess of the cost of the applicable inventory required to fulfill the purchase order. Fees accrued at a rate of 2% of the funded amount for the first 20 days and an additional 1% for each 10 day period that the amount remains unpaid thereafter. As of December 31, 2014, the amount due Brookridge under this agreement was $45,000, which was included in the caption “line of credit” on the accompanying consolidated balance sheet. As of December 31, 2015 there was nothing owed to Brookridge as Brookridge terminated this agreement on October 28, 2015.

Convertible Debt

In March 2014, the Company initiated a private placement offering to issue convertible promissory Notes. Between March and December 2014, a total of $3,466,000 of convertible notes were issued. Direct costs incurred in connection with the offering totaled $640,000 cash plus warrants issued to the placement agent with an estimated value of $63,000. The Notes are due 12 months following their issuance and bear interest at 6% per annum, payable in shares of common stock at the conversion rate of the Note.

For each $1,000 principal amount of Notes, the holder received 44.90 Note warrants and 15.69 Vesting warrants, both of which are exercisable at $22.28 per share. Unexercised Note warrants expire 5 years following their issuance while the Vesting warrants expire 3 years following the vesting date.

In conjunction with the convertible debt offering, the Company issued a total of 210,019 stock purchase warrants to Note holders and 14,314 stock purchase warrants to the placement agent. The Company accounted for these warrants in accordance with FASB ASC 470-20, Debt with Conversion and Other Options. The Company computed the value of the warrants using the Black-Scholes option pricing model (see Note 5) and recorded the fair value of warrants by allocating a portion of the proceeds to note holders’ warrants, based on their relative fair value, as a reduction to the carrying amount of the convertible debt. The discount recorded in connection with the warrant valuation is amortized over the term of the convertible notes and is recognized as non-cash interest expense.

The Company recorded a discount to the debt of $735,000 for the calculated fair value of the warrants issued in conjunction with the convertible notes in 2014. Also in connection with the issuance of convertible notes in 2014, the Company incurred debt issuance costs in the form of cash totaling $640,000. The debt discount and deferred debt issuance costs are amortized over the term of the convertible notes and is recognized as a non-cash interest expense using the effective interest method, resulting in an imputed interest rate of approximately 66% per annum. In 2014, a total of approximately $660,000 in non-cash interest expense was recognized as a result of the amortization of the debt discount and deferred debt issuance costs related to convertible debt.

Debt to Equity Exchange Offer

In December 2014, the Company extended an offer to its convertible Note holders for the exchange of convertible Notes, accrued interest and common stock purchase warrants into common stock. In the offer, the conversion rate on the principal amount of Notes was reduced from $22.28 per share to $14.85 per share, with accrued interest being cancelled. Furthermore, in exchange for the cancellation of all warrants, the Note holders received .07 shares of common stock for every .13 shares that would have been issued upon exercise of the warrants.

As further inducement to the offer, for the new shares issued in connection with the exchange offer, the Company’s principal shareholder agreed to put back to the Company an equal number of shares owned by him (to a maximum of 336,682 shares) and have such shares cancelled.

Through December 31, 2014, a total of $3,428,000 in convertible Notes had been converted to equity pursuant to the exchange offer. As a result of the foregoing exchange, $5,870,000 was credited to additional paid-in capital, which is the net amount of the principal of the Notes, unpaid accrued interest, unamortized debt discount, and the debt conversion expense. The debt conversion expense of $2,707,000 represents the estimated fair value of all securities and other consideration transferred in the exchange transaction in excess of the fair value of securities issuable pursuant to the original conversion terms. For the year ended December 31, 2015, the Company continued its private offering of convertible Notes concurrent with a related offer to exchange the notes for shares of common stock on the terms indicated above. During the year, gross proceeds of $1,645,000 were raised in the offering from the issuance of convertible Notes payable. In March 2015, these Notes were converted to common stock pursuant to the exchange offer, resulting in an inducement charge of $898,000. As a result of these transactions, an additional 158,625 common shares were issued during the year. As of December 31, 2014 and 2015, a total of $35,000 and $38,000, respectively, in principal of convertible Notes payable remain outstanding. These Notes matured in the second quarter of 2015 and remain outstanding as of December 31, 2015.

Promissory notes

From October through December 31, 2015, the Company issued promissory notes; the notes are due and payable at the earlier of one year from the date of issuance or the closing date of the Company’s initial public offering, bear an interest rate of 15% that is accrued upon issuance, irrespective of whether the promissory note is outstanding for part or full term until maturity, and have a loan origination fee of $.225 for each dollar loaned. The loan origination fee associated with the notes as of December 31, 2015 was $665,000 and was recorded as accrued interest and debt discount to the notes payable and is being amortized over the life of the notes. Debt discount amortized as interest expense in 2015 was approximately $101,000. All principal, fees and interest are payable on the due date. As of December 31, 2015, a total of $3.0 million in principal of these notes payable remains outstanding. These notes mature in the fourth quarter of 2016. Subsequent to December 31, 2015, the Company issued an additional $263,000 in promissory notes under the same terms.

Due to Monster, Inc.

In addition to the issuance of shares of common stock and common stock purchase warrants (see Note 5), the Company has agreed to pay Monster, Inc. $500,000 as consideration for use of the name Monster Digital, Inc. pursuant to Amendment No. 3 to the Trademark License Agreement between the Company and Monster, Inc. Of this total balance, the Company agreed to pay $125,000 in December, 2015 and the balance from the proceeds of the planned IPO. The Company paid $50,000 of the $125,000 in December 2015 and the balance in January, 2016.
Notes payable consists of the following:

	December 31, 2014	December 31, 2015
Note payable, convertible debt	$35,000	$38,000
Due to Monster, Inc.	—	450,000
Interest and loan origination fee accrued related to promissory notes payable and accrued at issuance	—	1,108,000
Promissory notes payable, 2015 bridge loans, net $563,000 debt discount	—	2,392,000
Total	$35,000	$3,988,000